The Company and basis of presentation (Policies)	3 Months Ended
Mar. 31, 2026
The Company and basis of presentation
Accounting policies and methods of computation followed in interim financial statements

The consolidated financial statements and other financial information included in the Company’s quarterly reports furnished under cover of Form 6-K and its Annual Report on Form 20-F are prepared solely in accordance with International Financial Reporting Standards (IFRS) as issued by the International Accounting Standards Board (IASB), the “IFRS® Accounting Standards,” using the euro as the Company’s reporting and functional currency.

The interim financial report is prepared in accordance with International Accounting Standard (IAS) 34, Interim Financial Reporting, and contains condensed financial statements, in that it includes selected explanatory notes rather than all of the notes that would be required in a complete set of financial statements. However, the primary financial statements are presented in the format consistent with the consolidated financial statements as presented in the Company’s Annual Report on Form 20-F for the year ended December 31, 2025 (the 2025 Form 20-F) in accordance with IAS 1, Presentation of Financial Statements.

Recent pronouncements

New accounting pronouncements

Recently implemented accounting pronouncements

The Company has prepared its condensed consolidated interim financial statements at and for the three months ended March 31, 2026 in conformity with IFRS Accounting Standards that must be applied for the interim periods starting on or after January 1, 2026. In the three months ended March 31, 2026, there were no recently implemented accounting pronouncements that materially affect the business.

Recent accounting pronouncements not yet adopted

The following new accounting standards and amendments to accounting standards have been published that are not mandatory as of and for the three months ended March 31, 2026 and will not be early adopted by the Company.

IFRS 18, Presentation and Disclosure in Financial Statements

On April 9, 2024, the IASB issued IFRS 18, Presentation and Disclosure in Financial Statements (IFRS 18). IFRS 18 aims to improve how information is communicated in financial statements to give investors a more comparable basis to analyze companies’ performance. The standard introduces three sets of new requirements: new categories and subtotals in the consolidated statements of income, disclosure regarding management-defined performance measures, and guidance related to the aggregation and disaggregation of certain information. The consolidated statements of income will be split into three newly defined categories (operating, investing, and financing) and will include two newly defined subtotals (operating profit and profit before financing and income taxes). Management-defined performance measures are subtotals of income and expense used in public communication outside the financial statements and communicate management’s view of certain aspects of a company’s performance. Such measures will be required to be described in a clear and understandable manner in a single note explaining how the measure is calculated, why it is useful, providing a reconciliation to the most directly comparable subtotal noted above, the income tax and the effect on noncontrolling interest for each item will be presented in the reconciliation and how the income tax effect is determined. Lastly, companies will be required to disaggregate items if such information is material and to avoid using the label “other” in financial statements. Certain additional details for depreciation and amortization, impairment and other expense classifications may be required. Additionally, IFRS 18 will introduce limited changes to IAS 7, Statement of Cash Flows. Operating profit will be the starting point for reporting cash flows from operating activities using the indirect method and the option for classifying interest and dividend cash flows as operating activities will be eliminated. Dividends and interest paid will be classified in cash flows from financing activities whereas dividends and interest received will be classified in cash flows from investing activities. An entity shall apply those amendments when it applies IFRS 18. IFRS 18 is effective for fiscal periods commencing on or after January 1, 2027, while earlier adoption is permitted. The standard must be applied retrospectively. The standard is expected to impact the Company’s presentation of items within the consolidated financial statements and its notes disclosures once implemented, though the standard is not expected to change how the Company recognizes or measures items in its consolidated financial statements. In order to comply with the extended disclosure requirements under IFRS 18, the Company will expand the disclosures in the notes to the consolidated financial statements, including the disclosure of expenses by function according to their cost type. The Company continues to investigate the appropriate level of disaggregation in accordance with IFRS 18 and the associated effects of IFRS 18 on the consolidated financial statements.

Notably, foreign exchange gains and losses are currently presented in other operating income and other operating expense, but will be presented within the newly defined operating, investing, and financing categories under IFRS 18 which would have an impact on certain related subtotals and key performance indicators for the Company. Similarly, items such as income from equity method investees and the revaluation of certain investments held by the Company, currently presented within operating income, will be shown within the consolidated statement of income in the investing category. Quantitative impacts cannot yet be adequately estimated at this time.

In the Company’s view, no other pronouncements issued by the IASB are expected to have a material impact on the consolidated financial statements.